CONVERTIBLE NOTES - Schedule of Net Carrying Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net carrying amount	$ 569,714,000	$ 566,566,000
Amortization of debt issuance costs	4,194,000	5,213,000	$ 5,298,000
2025 Convertible notes
Principal original amount	575,000,000	575,000,000
Unamortized debt issuance costs	(5,286,000)	(8,434,000)
Converted to shares	0	0
Net carrying amount	569,714,000	566,566,000
Amortization of debt issuance costs	3,148,000	3,131,000	3,114,000
2023 Convertible note
Principal original amount	442,750,000	442,750,000
Unamortized debt issuance costs	0	(1,046,000)
Converted to shares	(80,083,000)	(80,083,000)
Repayment of convertible notes	(362,667,000)	0
Net carrying amount	0	361,621,000
Amortization of debt issuance costs	$ 1,046,000	$ 2,082,000	$ 2,184,000